VOYA MUTUAL FUNDS

Voya International Real Estate Fund

(“Fund”)

Supplement dated May 30, 2014

to the Fund’s Class A, Class B, Class C, Class I

and Class W Prospectus dated February 28, 2014, as supplemented May 1, 2014

(“Prospectus”)

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Fund was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Fund’s classification has changed from a non-diversified fund to a diversified fund effective May 30, 2014. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Mutual Funds is organized as a Delaware statutory trust.

Effective May 30, 2014, the Fund’s Prospectus is hereby revised as follows:

1.                  The fifth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety.

2.                  The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Fund’s Prospectus is hereby deleted in its entirety.